CONSOLIDATED STATEMENT OF EQUITY (USD $)	Total	Common Stock	Additional Paid-in Capital	Deferred Compensa-Tion	Accumulated Other Comprehensive Income	Retained Earnings	Treasury Stock	Total Shareholders’ Equity	Non-Controlling Interests
Net income at Apr. 30, 2009	$ 32,907,692					$ 32,907,692		$ 32,907,692
Other comprehensive income, net of tax at Apr. 30, 2009	29,842				29,842			29,842
Issuance of common stock for cash	9,177,231	3,259	9,173,972					9,177,231
Issuance of common stock for cash (in shares)		3,258,911
Exercise 3,211,176 warrants	3,915,955	3,211	3,912,744					3,915,955
Exercise 3,211,176 warrants (in shares)		3,211,176
Cashless exercise of 511,700 warrants		296	(296)
Cashless exercise of 511,700 warrants (in shares)		295,348
Beneficial conversion feature for convertible debt	100,000		100,000					100,000
Conversion of $100,000 note and $4,000 interest	104,000	160	103,840					104,000
Conversion of $100,000 note and $4,000 interest (in shares)		160,000
Issue 29,902 shares for compensation	139,178	30	139,148					139,178
Issue 29,902 shares for compensation (in shares)		29,902
Issue 634,198 shares for services	1,288,119	634	1,287,485					1,288,119
Issue 634,198 shares for services (in shares)		634,198
Issuance of 336,000 warrants for compensation	302,955		302,955					302,955
Increase controlling interest in subsidiary	7,760,824		7,760,824					7,760,824
Amortization of deferred compensation	(493,535)			(493,535)				(493,535)
Non-controlling interest related to acquisitions	995,305								995,305
Net income related to non-controlling interest	7,040,555								7,040,555
Increase in non-controlling interest	(7,760,824)								(7,760,824)
Non-controlling interest related to disposal	(412,730)								(412,730)
Balance as of April 30, 2010	90,259,533	28,792	32,781,365	(557,202)	699,755	45,108,530	(396,000)	77,665,240	12,594,293
Balance as of April 30, 2010 (in shares)		28,791,735
Net Income at Apr. 30, 2010	32,907,692					32,907,692		32,907,692
Other comprehensive income, net of tax at Apr. 30, 2010	29,842				29,842			29,842
Net income related to non-controlling interest	5,620,679
Issue 529,143 shares for compensation	4,192,160	529	4,191,631					4,192,160
Issue 529,143 shares for compensation (in shares)		529,143
Issue 796,394 shares for investors	4,333,493	796	4,332,697					4,333,493
Issue 796,394 shares for investors (in shares)		796,394
Exercise of 1,888,750 warrants	4,729,750	1,889	4,727,861					4,729,750
Exercise of 1,888,750 warrants (in shares)		1,888,750
Cashless exercise of 554,105 warrants for 271,557 shares		272	(272)
Cashless exercise of 554,105 warrants for 271,557 shares (in shares)		271,557
Warrant Extension	50,000		50,000					50,000
40,000 Incentive stock options issued for compensation	282,444		282,444					282,444
2,000 Warrants issued for compensation	18,736		18,736					18,736
Amortization of deferred compensation	557,202			557,202				557,202
Reacquisition of treasury stock			1,229				(1,229)
Sales of treasury stock	2,035,000		2,034,630				370	2,035,000
Balance as of April 30, 2011	165,976,754	32,278	48,420,321		6,502,542	81,888,339	(396,859)	136,446,621	29,530,133
Balance as of April 30, 2011 (in shares)		32,277,579
Non-controlling interest related to acquisitions at Apr. 30, 2011	11,315,161								11,315,161
Net income related to non-controlling interest at Apr. 30, 2011	5,620,679								5,620,679
Other comprehensive income, net of tax at Apr. 30, 2011	5,802,787				5,802,787			5,802,787
Net Income at Apr. 30, 2011	36,779,809					36,779,809		36,779,809
Net income related to non-controlling interest	4,994,669
Balance as of April 30, 2012	215,854,447	36,991	65,752,560		10,622,683	96,134,782	(123,968)	172,423,048	43,431,399
Balance as of April 30, 2012 (in shares)		36,991,397
Issued 1,178,407 shares for compensation	4,358,963	1,178	4,357,785					4,358,963
Issued 1,178,407 shares for compensation (in shares)		1,178,407
Issued 200,000 shares for investors	420,000	200	399,800					400,000
Issued 200,000 shares for investors (in shares)		200,000
Issued 49,411 shares for loan conversion	400,000	49	419,951					420,000
Issued 49,411 shares for loan conversion (in shares)		49,411
Issued 3,000,000 shares for subsidiary	9,660,000	3,000	9,657,000					9,660,000
Issued 3,000,000 shares for subsidiary (in shares)		3,000,000
Cash exercise of 286,000 warrants	379,880	286	379,594					379,880
Cash exercise of 286,000 warrants (in shares)		286,000
Transferred 915,907 shares treasury stock to Investors	2,391,000		2,118,109				272,891	2,391,000
Non-controlling interest related to acquisitions at Apr. 30, 2012	8,906,597								8,906,597
Net income related to non-controlling interest at Apr. 30, 2012	4,994,669								4,994,669
Other comprehensive income, net of tax at Apr. 30, 2012	4,120,141				4,120,141			4,120,141
Net Income at Apr. 30, 2012	$ 14,246,443					$ 14,246,443		$ 14,246,443